Dyal Acquisition - Summary of Carrying Value of Company's Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 2,233,200
Less: accumulated amortization	(21,336)
Total	2,211,864	$ 0
Investment management agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,859,900
Remaining Weighted-Average Amortization Period as of June 30, 2021	14 years 2 months 12 days
Investment management agreements | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	1 year 4 months 24 days
Investment management agreements | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life (in years)	20 years
Institutional investor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 306,600
Useful Life (in years)	10 years
Remaining Weighted-Average Amortization Period as of June 30, 2021	9 years 10 months 24 days
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 66,700
Useful Life (in years)	7 years
Remaining Weighted-Average Amortization Period as of June 30, 2021	6 years 10 months 24 days